UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04797
Oppenheimer Equity Income Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 04/30/2009

Item 1. Reports to Stockholders.

April 30, 2009

Oppenheimer
Equity Income Fund, Inc.

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

April 30, 2009 Oppenheimer Management Equity IncomeCommentaries and Fund, Inc. Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Manager S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	14.6%
Tobacco	11.7
Insurance	11.3
Diversified Telecommunication Services	11.0
Pharmaceuticals	6.8
Aerospace & Defense	3.9
Electric Utilities	2.4
Food & Staples Retailing	2.3
Media	2.3
Software	2.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.

Top Ten Common Stock Holdings

Lorillard, Inc.	5.8%
Everest Re Group Ltd.	4.7
Philip Morris International, Inc.	4.3
Kinder Morgan Management LLC	4.3
XL Capital Ltd., Cl. A	4.3
Marathon Oil Corp.	3.5
AT&T, Inc.	2.8
BP plc, ADR	2.6
ConocoPhillips	2.3
Microsoft Corp.	2.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com
12 | OPPENHEIMER EQUITY INCOME FUND, INC.

Portfolio Allocation
l Stocks 88.9% l Convertible Corporate Bonds & Notes 8.3 l Bonds & Notes 2.6 l Cash Equivalents 0.1 l Derivatives 0.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on the total market value of investments.
13 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, visiting our website at www.oppen-heimerfunds.com or by calling us at 1.800.525.7048. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A (formerly Capital shares) of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge. Class A shares are subject to a maximum annual 0.25% asset-based sales charge currently. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Directors has set the rate at zero.
Class B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
14 | OPPENHEIMER EQUITY INCOME FUND, INC.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
15 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
16 | OPPENHEIMER EQUITY INCOME FUND, INC.

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2008	April 30, 2009	April 30, 2009

Actual
Class A	$1,000.00	$1,011.70	$6.71
Class B	1,000.00	1,007.80	10.76
Class C	1,000.00	1,008.10	10.61
Class N	1,000.00	1,010.40	8.16

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.15	6.73
Class B	1,000.00	1,014.13	10.79
Class C	1,000.00	1,014.28	10.64
Class N	1,000.00	1,016.71	8.18
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.34%
Class B	2.15
Class C	2.12
Class N	1.63
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
17 | OPPENHEIMER EQUITY INCOME FUND, INC.

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18 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

	Shares	Value

Common Stocks—79.1%
Consumer Discretionary—2.3%
Media—2.3%
Cablevision Systems Corp.
New York Group, Cl. A	200,000	$3,432,000
Cinemark Holdings, Inc.	286,000	2,545,400

		5,977,400

Consumer Staples—15.6%
Food & Staples Retailing—2.3%
SUPERVALU, Inc.	95,000	1,553,250
Wal-Mart Stores, Inc.	5,500	277,200
Walgreen Co.	135,000	4,243,050

		6,073,500

Food Products—1.6%
B&G Foods, Inc.	324,500	4,101,680
Tobacco—11.7%
Altria Group, Inc.	257,750	4,209,058
Lorillard, Inc.	242,000	15,277,460
Philip Morris
International, Inc.	312,750	11,321,550

		30,808,068

Energy—16.6%
Energy Equipment & Services—2.0%
Halliburton Co.[1]	117,500	2,375,850
Transocean Ltd.[1,2,3]	40,000	2,699,200

		5,075,050

Oil, Gas & Consumable Fuels—14.6%
BP plc, ADR	162,500	6,899,750
ConocoPhillips	150,000	6,150,000
Kinder Morgan
Management LLC[3]	275,293	11,242,966
Marathon Oil Corp.	305,000	9,058,500
Southern Union Co.	151,250	2,406,388
Williams Cos., Inc. (The)	185,000	2,608,500

		38,366,104

Financials—14.7%
Capital Markets—1.6%
Bank of New York
Mellon Corp.[1,2]	40,000	1,019,200
Morgan Stanley[1]	132,500	3,132,300

		4,151,500

Commercial Banks—0.7%
PNC Financial Services Group, Inc.[1]	50,000	1,985,000
Diversified Financial Services—1.1%
CIT Group, Inc.	1,250,000	2,775,000
Insurance—11.3%
ACE Ltd.	72,500	3,358,200
Assurant, Inc.	50,000	1,222,000
Everest Re Group Ltd.	165,000	12,315,600
Hartford Financial Services Group, Inc. (The)[1]	150,000	1,720,500
XL Capital Ltd., Cl. A1	1,175,000	11,174,250

		29,790,550

Health Care—6.8%
Pharmaceuticals—6.8%
Abbott Laboratories[1]	85,000	3,557,250
Bristol-Myers Squibb Co.[2]	225,000	4,320,000
Merck & Co., Inc.	150,000	3,636,000
Pfizer, Inc.	350,000	4,676,000
Schering-Plough Corp.	75,000	1,726,500

		17,915,750

Industrials—4.7%
Aerospace & Defense—3.9%
Boeing Co.[1]	15,500	620,775
Lockheed Martin Corp.	47,500	3,730,175
Raytheon Co.	75,000	3,392,250
United Technologies Corp.[1]	50,000	2,442,000

		10,185,200
F1 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Industrial Conglomerates—0.7%
Siemens AG, Sponsored ADR[1]	15,000	$1,003,950
Tyco International Ltd.[1]	42,500	1,009,800

		2,013,750

Trading Companies & Distributors—0.1%
Aircastle Ltd.	20,000	132,000
Information Technology—2.1%
Software—2.1%
Microsoft Corp.[1]	275,000	5,571,500
Materials—1.0%
Chemicals—1.0%
BASF SE, Sponsored ADR	41,500	1,464,950
Lubrizol Corp. (The)	25,750	1,112,915

		2,577,865

Telecommunication Services—11.0%
Diversified Telecommunication Services—11.0%
AT&T, Inc.[1]	288,000	7,378,560
Consolidated Communications Holdings, Inc.	442,500	4,978,125
Embarq Corp.	120,000	4,387,200
Frontier Communications Corp.	660,000	4,692,600
Qwest Communications International, Inc.	895,000	3,481,550
Windstream Corp.	475,000	3,942,500

		28,860,535

Utilities—4.3%
Electric Utilities—2.4%
American Electric Power Co., Inc.	40,000	1,055,200
Exelon Corp.	38,750	1,787,538
FirstEnergy Corp.	82,500	3,374,250

		6,216,988

Energy Traders—1.1%
NRG Energy, Inc.[3]	167,500	3,011,650
Multi-Utilities—0.8%
CenterPoint Energy, Inc.	190,000	2,021,600

Total Common Stocks (Cost $271,334,488)		207,610,690

Preferred Stocks—11.2%
Archer-Daniels-Midland Co., 6.25% Cv.	20,000	670,400
Bank of America Corp., 7.25% Non-Cum. Cv.	5,750	3,317,750
CIT Group, Inc., 8.75% Cv., Series C	525,000	8,405,250
Citigroup, Inc.:
6.50% Cv., Series T, Non-Vtg.	192,500	6,083,000
8.50% Non-Cum., Series F, Non-Vtg.	12,500	216,375
Heinz (HJ) Finance Co., 8% Cum., Series B4	10	899,375
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.	2,500	1,015,000
PNC Financial Services Group, Inc., 9.875%, Series F	25,000	536,250
Schering-Plough Corp., 6% Cv.	22,500	4,752,900
SLM Corp., 7.25% Cum. Cv., Series C, Non-Vtg.	10,000	2,955,000
XL Capital Ltd., 10.75% Cv.	40,000	692,000

Total Preferred Stocks (Cost $28,010,403)		29,543,300

	Principal
	Amount

Asset-Backed Securities—1.4%
Babcock & Brown Air Funding Ltd., Asset-Backed Certificates, Series 2007-1A, Cl. G1, 0.76%, 10/14/33[5] (Cost $3,787,087)	$7,280,999	3,786,119
F2 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes—1.2%
FairPoint Communications, Inc., 13.125% Sr. Unsec. Nts., 4/1/18	$6,750,000	$1,881,563
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13	2,500,000	1,212,500

Total Non-Convertible Corporate Bonds and Notes (Cost $2,743,882)		3,094,063

Convertible Corporate Bonds and Notes—8.5%
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts., 6/1/28	5,000,000	2,912,500
Hercules Offshore, Inc., 3.375% Cv. Sr. Nts., 6/1/38[5]	2,250,000	911,250
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series B, 6/15/25	4,000,000	2,555,000
Micron Technology, Inc., 1.875% Cv. Sr. Unsec. Unsub. Nts., 6/1/14	3,000,000	1,725,000
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12	1,750,000	1,286,248
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12	1,000,000	807,500
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66	905,000	676,488
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15	13,500,000	6,378,750
Textron, Inc., 4.50% Cv. Sr. Unsec. Nts., 5/1/13[6]	1,333,000	1,396,944
UAL Corp., 4.50% Cv. Sr. Sub. Nts., 6/30/21	6,000,000	2,250,000

United Rentals North America, Inc., 1.875% Cv. Sr. Unsec. Sub. Nts., 10/15/23	1,700,000	1,440,750

Total Convertible Corporate Bonds and Notes (Cost $22,434,792)		22,340,430

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.1%
American Express Co. Put[3]	7/20/09	$20	500	77,500
BB&T Corp. Put[3]	9/21/09	20	250	67,250

Total Options Purchased (Cost $ 266,000)				144,750

	Shares

Investment Company—0.1%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.70%[7,8] (Cost $150,050)	150,050	150,050

Total Investments, at Value (Cost $328,726,702)	101.6%	266,669,402
Liabilities in Excess of Other Assets	(1.6)	(4,192,081)

Net Assets	100.0%	$262,477,321

Footnotes to Statement of Investments
1.	A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 6 of accompanying Notes.

2.	A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 6 of accompanying Notes.

3.	Non-income producing security.
F3 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $899,375 or 0.34% of the Fund’s net assets as of April 30, 2009.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	When-issued security or delayed delivery to be delivered and settled after April 30, 2009. See Note 1 of accompanying Notes.

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2008	Additions	Reductions	April 30, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	3,337,854	15,172,014	18,359,818	150,050

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$150,050	$2,858
8.	Rate shown is the 7-day yield as of April 30, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of April 30, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$216,981,140	$(1,039,225)
Level 2—Other Significant Observable Inputs	45,902,143	—
Level 3—Significant Unobservable Inputs	3,786,119	—

Total	$266,669,402	$(1,039,225)

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F4 | OPPENHEIMER EQUITY INCOME FUND, INC.

Written Options as of April 30, 2009 are as follows:

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

Abbott Laboratories	Call	290	$47.50	5/18/09	$18,710	$(1,450)
Abbott Laboratories	Call	50	50.00	5/18/09	1,700	(250)
AT&T, Inc.	Call	500	30.00	7/20/09	30,000	(8,500)
Bank of New York Mellon Corp.	Call	250	35.00	5/18/09	24,999	(250)
Bank of New York Mellon Corp.	Call	50	30.00	5/18/09	1,700	(1,200)
Boeing Co.	Call	150	40.00	5/18/09	8,100	(16,950)
Bristol-Myers Squibb Co.	Put	250	20.00	6/22/09	29,249	(37,250)
Comcast Corp., Cl. A Special, Non-Vtg.	Put	750	13.00	6/22/09	44,249	(33,750)
Halliburton Co.	Call	1,150	21.00	5/18/09	61,231	(56,350)
Hartford Financial Services Group, Inc. (The)	Call	350	14.00	5/18/09	12,442	(20,300)
Merck & Co., Inc.	Put	250	22.50	7/20/09	51,999	(30,000)
Merck & Co., Inc.	Put	750	20.00	10/19/09	131,597	(93,750)
Microsoft Corp.	Call	1,000	21.00	5/18/09	47,999	(30,000)
Morgan Stanley	Call	575	29.00	5/18/09	37,436	(5,750)
Morgan Stanley	Call	125	28.00	5/18/09	6,125	(1,250)
Pfizer, Inc.	Put	1,000	15.00	9/21/09	203,999	(224,000)
PNC Financial Services Group, Inc.	Call	500	40.00	5/18/09	238,494	(155,000)
Siemens AG, Sponsored ADR	Call	150	75.00	5/18/09	7,234	(3,750)
SLM Corp.	Put	2,250	5.00	5/18/09	145,188	(112,500)
Transocean Ltd.	Call	250	75.00	5/18/09	13,654	(10,000)
Transocean Ltd.	Call	75	60.00	5/18/09	34,500	(54,750)
Transocean Ltd.	Call	75	70.00	5/18/09	11,925	(11,625)
Tyco International Ltd.	Call	35	22.50	5/18/09	3,675	(5,600)
United Technologies Corp.	Call	500	50.00	5/18/09	32,999	(35,000)
XL Capital Ltd., Cl. A	Call	1,500	10.00	5/18/09	68,373	(90,000)

					$1,267,577	$(1,039,225)

See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $328,576,652)	$266,519,352
Affiliated companies (cost $150,050)	150,050

266,669,402

Cash	176,128
Receivables and other assets:
Interest and dividends	1,656,533
Investments sold (including $1,057,500 sold on a when-issued or delayed delivery basis)	1,269,368
Shares of capital stock sold	260,841
Other	66,842

Total assets	270,099,114

Liabilities
Options written, at value (premiums received $1,267,577)	1,039,225
Payables and other liabilities:
Investments purchased (including $2,333,000 purchased on a when-issued or delayed delivery basis)	6,009,795
Shares of capital stock redeemed	316,932
Directors’ compensation	87,894
Transfer and shareholder servicing agent fees	61,102
Distribution and service plan fees	39,443
Shareholder communications	34,626
Other	32,776

Total liabilities	7,621,793

Net Assets	$262,477,321

Composition of Net Assets
Par value of shares of capital stock	$1,759
Additional paid-in capital	406,932,479
Accumulated net investment income	2,211,303
Accumulated net realized loss on investments and foreign currency transactions	(84,839,269)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(61,828,951)

Net Assets	$262,477,321

F6 | OPPENHEIMER EQUITY INCOME FUND, INC.

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $202,518,195 and 13,166,213 shares of capital stock outstanding)	$15.38
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$16.32

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,211,403 and 1,665,268 shares of capital stock outstanding)	$13.34

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,162,103 and 2,181,233 shares of capital stock outstanding)	$13.37

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,585,620 and 573,598 shares of capital stock outstanding)	$14.97
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2009
Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $25,566)	$7,250,573
Affiliated companies	2,858
Interest	1,335,524
Income from investment of securities lending cash collateral, net—unaffiliated companies	3,565

Total investment income	8,592,520

Expenses
Management fees	842,063
Distribution and service plan fees:
Class A	223,848
Class B	107,268
Class C	135,648
Class N	20,991
Transfer and shareholder servicing agent fees:
Class A	306,190
Class B	70,228
Class C	69,184
Class N	46,844
Shareholder communications:
Class A	16,839
Class B	7,786
Class C	4,845
Class N	981
Directors’ compensation	7,169
Custodian fees and expenses	3,363
Other	58,925

Total expenses	1,922,172
Less waivers and reimbursements of expenses	(103,082)

Net expenses	1,819,090

Net Investment Income	6,773,430
F8 | OPPENHEIMER EQUITY INCOME FUND, INC.

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	(42,184,668)
Closing and expiration of option contracts written	1,349,163
Foreign currency transactions	2,220

Net realized loss	(40,833,285)
Net change in unrealized appreciation (depreciation) on:
Investments	35,355,149
Translation of assets and liabilities denominated in foreign currencies	(2,482)
Option contracts written	349,904

Net change in unrealized depreciation	35,702,571

Net Increase in Net Assets Resulting from Operations	$1,642,716

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2009	October 31,
	(Unaudited)	2008

Operations
Net investment income	$6,773,430	$10,395,566
Net realized loss	(40,833,285)	(42,031,708)
Net change in unrealized depreciation	35,702,571	(137,741,299)

Net increase (decrease) in net assets resulting from operations	1,642,716	(169,377,441)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(5,294,998)	(7,861,509)
Class B	(631,477)	(609,267)
Class C	(791,904)	(672,747)
Class N	(238,138)	(296,093)

	(6,956,517)	(9,439,616)
Distributions from net realized gain:
Class A	—	(47,858,381)
Class B	—	(8,551,084)
Class C	—	(8,193,618)
Class N	—	(2,596,878)

	—	(67,199,961)

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A	6,372,236	18,966,911
Class B	(1,897,214)	(8,544,939)
Class C	321,274	1,375,637
Class N	(1,139,169)	37,009

	3,657,127	11,834,618

Net Assets
Total decrease	(1,656,674)	(234,182,400)
Beginning of period	264,133,995	498,316,395

End of period (including accumulated net investment income of $2,211,303 and $2,394,390, respectively)	$262,477,321	$264,133,995

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2009						Year Ended October 31,
Class A	(Unaudited)	2008		2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$15.65	$29.86		$29.15		$27.34	$26.89	$23.71
Income (loss) from investment operations:
Net investment income (loss)	.41 [1]	.63	[1]	.20	[1]	.09 [1]	(.05)[1]	(.10)
Net realized and unrealized gain (loss)	(.27)	(10.24)		2.67		4.61	2.58	3.45

Total from investment operations	.14	(9.61)		2.87		4.70	2.53	3.35
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.41)	(.62)		(.03)		—	—	—
Distributions from net realized gain	—	(3.98)		(2.13)		(2.89)	(2.08)	(.17)

Total dividends and/or distributions to shareholders	(.41)	(4.60)		(2.16)		(2.89)	(2.08)	(.17)
Net asset value, end of period	$15.38	$15.65		$29.86		$29.15	$27.34	$26.89

Total Return, at Net Asset Value[2]	1.17%	(37.27)%		10.43%		18.43%	9.80%	14.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$202,518	$199,650		$362,740		$382,512	$339,703	$252,661

Average net assets (in thousands)	$185,155	$292,638		$370,916		$369,074	$309,617	$225,711

Ratios to average net assets:[3]
Net investment income (loss)	5.79%	2.85%		0.68%		0.32%	(0.19)%	(0.37)%
Total expenses	1.35%[4]	1.25	% [4]	1.28	% [4]	1.29%	1.34%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.34%	1.25%		1.28%		1.28%	1.34%	1.40%
Portfolio turnover rate	40%	78%		124%		56%	89%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	1.35%
Year Ended October 31, 2008	1.25%
Year Ended October 31, 2007	1.28%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009				Year Ended October 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$13.63	$26.48	$26.27	$25.11	$25.07	$22.31
Income (loss) from investment operations:
Net investment income (loss)	.31 [1]	.38 [1]	(.05)[1]	(.14)[1]	(.28)[1]	(.29)
Net realized and unrealized gain (loss)	(.24)	(8.95)	2.39	4.19	2.40	3.22

Total from investment operations	.07	(8.57)	2.34	4.05	2.12	2.93
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.36)	(.30)	—	—	—	—
Distributions from net realized gain	—	(3.98)	(2.13)	(2.89)	(2.08)	(.17)

Total dividends and/or distributions to shareholders	(.36)	(4.28)	(2.13)	(2.89)	(2.08)	(.17)
Net asset value, end of period	$13.34	$13.63	$26.48	$26.27	$25.11	$25.07

Total Return, at Net Asset Value[2]	0.78%	(37.81)%	9.46%	17.37%	8.81%	13.22%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$22,211	$24,862	$60,106	$76,583	$74,004	$64,069

Average net assets (in thousands)	$21,743	$42,007	$72,568	$76,606	$73,417	$60,460

Ratios to average net assets:[3]
Net investment income (loss)	5.02%	1.94%	(0.21)%	(0.58)%	(1.10)%	(1.26)%
Total expenses	2.48%[4]	2.14%[4]	2.16%[4]	2.19%	2.25%	2.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.15%	2.14%	2.16%	2.19%	2.25%	2.30%
Portfolio turnover rate	40%	78%	124%	56%	89%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.48%
Year Ended October 31, 2008	2.14%
Year Ended October 31, 2007	2.16%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Six Months
	Ended
	April 30, 2009				Year Ended October 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$13.66	$26.54	$26.31	$25.14	$25.10	$22.34
Income (loss) from investment operations:
Net investment income (loss)	.31 [1]	.39 [1]	(.04)[1]	(.14)[1]	(.27)[1]	(.29)
Net realized and unrealized gain (loss)	(.23)	(8.99)	2.40	4.20	2.39	3.22

Total from investment operations	.08	(8.60)	2.36	4.06	2.12	2.93
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.37)	(.30)	—	—	—	—
Distributions from net realized gain	—	(3.98)	(2.13)	(2.89)	(2.08)	(.17)

Total dividends and/or distributions to shareholders	(.37)	(4.28)	(2.13)	(2.89)	(2.08)	(.17)
Net asset value, end of period	$13.37	$13.66	$26.54	$26.31	$25.14	$25.10

Total Return, at Net Asset Value[2]	0.81%	(37.83)%	9.53%	17.39%	8.80%	13.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,162	$29,599	$56,130	$54,971	$46,560	$34,414

Average net assets (in thousands)	$27,378	$43,817	$56,496	$51,822	$42,635	$32,051

Ratios to average net assets:[3]
Net investment income (loss)	5.02%	1.98%	(0.17)%	(0.57)%	(1.09)%	(1.26)%
Total expenses	2.30%[4]	2.12%[4]	2.13%[4]	2.17%	2.24%	2.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.12%	2.11%	2.13%	2.17%	2.24%	2.31%
Portfolio turnover rate	40%	78%	124%	56%	89%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.30%
Year Ended October 31, 2008	2.12%
Year Ended October 31, 2007	2.13%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009				Year Ended October 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$15.24	$29.09	$28.52	$26.91	$26.61	$23.56
Income (loss) from investment operations:
Net investment income (loss)	.38 [1]	.54 [1]	.08 [1]	(.03)[1]	(.16)[1]	(.19)
Net realized and unrealized gain (loss)	(.26)	(9.97)	2.62	4.53	2.54	3.41

Total from investment operations	.12	(9.43)	2.70	4.50	2.38	3.22
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.39)	(.44)	—	—	—	—
Distributions from net realized gain	—	(3.98)	(2.13)	(2.89)	(2.08)	(.17)

Total dividends and/or distributions to shareholders	(.39)	(4.42)	(2.13)	(2.89)	(2.08)	(.17)
Net asset value, end of period	$14.97	$15.24	$29.09	$28.52	$26.91	$26.61

Total Return, at Net Asset Value[2]	1.04%	(37.48)%	10.02%	17.93%	9.31%	13.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,586	$10,023	$19,340	$19,013	$16,451	$10,554

Average net assets (in thousands)	$8,524	$15,221	$19,387	$17,985	$13,849	$8,724

Ratios to average net assets:[3]
Net investment income (loss)	5.52%	2.47%	0.29%	(0.12)%	(0.61)%	(0.78)%
Total expenses	2.39%	1.87%[4]	1.91%[4]	1.90%	2.08%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.63%	1.67%	1.72%	1.76%	1.81%
Portfolio turnover rate	40%	78%	124%	56%	89%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.39%
Year Ended October 31, 2008	1.87%
Year Ended October 31, 2007	1.91%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Equity Income Fund, Inc. (the “Fund”), formerly known as Oppenheimer Quest Capital Value Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F15 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
F16 | OPPENHEIMER EQUITY INCOME FUND, INC.

     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of April 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$2,333,000
Sold securities	1,057,500
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
F17 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F18 | OPPENHEIMER EQUITY INCOME FUND, INC.

     During the fiscal year ended October 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2008, the Fund had available for federal income tax purposes and unused capital loss carryforward as follows:

Expiring
2016	$39,017,790
As of April 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $79,851,075 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$340,947,197
Federal tax cost of other investments	(1,267,577)

Total federal tax cost	$339,679,620

Gross unrealized appreciation	$16,300,936
Gross unrealized depreciation	(90,350,379)

Net unrealized depreciation	$(74,049,443)

Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
F19 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the six months ended April 30, 2009, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased	$2,851
Payments Made to Retired Directors	16,455
Accumulated Liability as of April 30, 2009	73,021
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
     The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the
F20 | OPPENHEIMER EQUITY INCOME FUND, INC.

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized one billion shares of $0.0001 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	1,914,328	$27,425,011	2,439,245	$54,091,989
Dividends and/or distributions reinvested	341,934	4,843,417	2,122,974	50,400,156
Redeemed	(1,848,811)	(25,896,192)	(3,951,213)	(85,525,234)

Net increase	407,451	$6,372,236	611,006	$18,966,911

Class B
Sold	232,644	$2,898,424	307,757	$5,822,651
Dividends and/or distributions reinvested	49,087	605,242	422,883	8,820,295
Redeemed	(441,085)	(5,400,880)	(1,175,511)	(23,187,885)

Net decrease	(159,354)	$(1,897,214)	(444,871)	$(8,544,939)

Class C
Sold	428,644	$5,376,707	502,313	$9,584,133
Dividends and/or distributions reinvested	59,060	729,292	384,824	8,033,544
Redeemed	(473,422)	(5,784,725)	(835,367)	(16,242,040)

Net increase	14,282	$321,274	51,770	$1,375,637

F21 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Capital Stock Continued

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class N
Sold	79,571	$1,090,163	193,203	$4,218,546
Dividends and/or distributions reinvested	16,020	221,279	116,990	2,710,711
Redeemed	(179,812)	(2,450,611)	(317,208)	(6,892,248)

Net increase (decrease)	(84,221)	$(1,139,169)	(7,015)	$37,009

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF for the six months ended April 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$101,783,486	$98,374,204
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $400 million	0.70%
Next $400 million	0.68
Next $400 million	0.65
Next $400 million	0.60
Next $400 million	0.55
Over $2.0 billion	0.50
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2009, the Fund paid $398,120 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of
F22 | OPPENHEIMER EQUITY INCOME FUND, INC.

Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class C and Class N shares were $802,396 and $310,294, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2009	$64,995	$1,262	$25,517	$754	$10
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended April 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$10,860
Class B	35,227
Class C	24,828
Class N	31,984
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2009, the Manager waived $183 for IMMF management fees.
F23 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of April 30, 2009, the Fund had no outstanding forward contracts.
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
F24 | OPPENHEIMER EQUITY INCOME FUND, INC.

Written option activity for the six months ended April 30, 2009 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of October 31, 2008	3,050	$393,948	—	$—
Options written	31,425	2,570,194	5,250	606,281
Options closed or expired	(22,750)	(1,797,593)	—	—
Options exercised	(4,150)	(505,253)	—	—

Options outstanding as of April 30, 2009	7,575	$661,296	5,250	$606,281

7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of April 30, 2009, the Fund had no securities on loan.
8. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F25 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
9. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F26 | OPPENHEIMER EQUITY INCOME FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
19 | OPPENHEIMER EQUITY INCOME FUND, INC.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Income Fund, Inc.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 06/15/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 06/15/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 06/15/2009